Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000130396 | Microsoft8658961
Holdings [Line Items]
Percent of Total Investments	7.80%
C000130396 | Amazon.com8658879
Holdings [Line Items]
Percent of Total Investments	6.10%
C000130396 | NVIDIA8658973
Holdings [Line Items]
Percent of Total Investments	5.20%
C000130396 | Apple8658889
Holdings [Line Items]
Percent of Total Investments	5.20%
C000130396 | Visa8659022
Holdings [Line Items]
Percent of Total Investments	4.00%
C000130396 | Alphabet8658873
Holdings [Line Items]
Percent of Total Investments	3.50%
C000130396 | UnitedHealth Group8659016
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130396 | Salesforce8659001
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130396 | Alphabet8658876
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130396 | RTX8658996
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130396 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000130396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000130396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000130396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000130893 | Howmet Aerospace8648525
Holdings [Line Items]
Percent of Total Investments	3.40%
C000130893 | Ameriprise Financial8648443
Holdings [Line Items]
Percent of Total Investments	3.20%
C000130893 | Cencora8648464
Holdings [Line Items]
Percent of Total Investments	3.10%
C000130893 | HubSpot8648529
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130893 | AutoZone8648458
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130893 | Sprouts Farmers Market8648601
Holdings [Line Items]
Percent of Total Investments	2.60%
C000130893 | Cheniere Energy8648466
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130893 | Amphenol8648449
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130893 | Ross Stores8648592
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130893 | Tradeweb Markets8648610
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130893 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130893 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130893 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130893 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130893 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130893 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000130893 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130893 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000130893 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000130893 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000130893 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000130895 | Microsoft8648631
Holdings [Line Items]
Percent of Total Investments	5.50%
C000130895 | Apple8648557
Holdings [Line Items]
Percent of Total Investments	4.30%
C000130895 | Broadcom8648570
Holdings [Line Items]
Percent of Total Investments	3.00%
C000130895 | U.S. Treasury Bonds8648515
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130895 | U.S. Treasury Bonds8648512
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130895 | U.S. Treasury Notes8648521
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130895 | Visa8648670
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130895 | U.S. Treasury Bonds8648518
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130895 | JPMorgan Chase8648614
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130895 | Invesco Senior Loan ETF8648548
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130895 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130895 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130895 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130895 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000130895 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000130895 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000130895 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130895 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130895 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130895 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000195841 | Meta Platforms8648721
Holdings [Line Items]
Percent of Total Investments	5.20%
C000195841 | Amazon.com8648652
Holdings [Line Items]
Percent of Total Investments	5.20%
C000195841 | Netflix8648728
Holdings [Line Items]
Percent of Total Investments	4.90%
C000195841 | Howmet Aerospace8648702
Holdings [Line Items]
Percent of Total Investments	4.90%
C000195841 | Intuitive Surgical8648705
Holdings [Line Items]
Percent of Total Investments	4.40%
C000195841 | TransDigm Group8648763
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195841 | Eli Lilly8648679
Holdings [Line Items]
Percent of Total Investments	3.80%
C000195841 | S&P Global8648738
Holdings [Line Items]
Percent of Total Investments	3.60%
C000195841 | Mastercard8648714
Holdings [Line Items]
Percent of Total Investments	3.40%
C000195841 | Microsoft8648723
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195841 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195841 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195841 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000195841 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000195841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000195841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000195841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000195841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000195839 | Microsoft8648745
Holdings [Line Items]
Percent of Total Investments	5.20%
C000195839 | Enterprise Products Partners8648720
Holdings [Line Items]
Percent of Total Investments	4.70%
C000195839 | Abbott Laboratories8648658
Holdings [Line Items]
Percent of Total Investments	4.60%
C000195839 | Eli Lilly8648718
Holdings [Line Items]
Percent of Total Investments	4.40%
C000195839 | Elevance Health8648715
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195839 | JPMorgan Chase8648734
Holdings [Line Items]
Percent of Total Investments	3.40%
C000195839 | CME Group8648706
Holdings [Line Items]
Percent of Total Investments	3.40%
C000195839 | American Tower8648668
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195839 | AbbVie8648662
Holdings [Line Items]
Percent of Total Investments	2.90%
C000195839 | Apple8648671
Holdings [Line Items]
Percent of Total Investments	2.80%
C000195839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195839 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195839 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000195839 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195839 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000195839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000195839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000212351 | Heidelberg Materials8648746
Holdings [Line Items]
Percent of Total Investments	4.00%
C000212351 | London Stock Exchange Group PLC8648790
Holdings [Line Items]
Percent of Total Investments	3.40%
C000212351 | Kawasaki Heavy Industries8648818
Holdings [Line Items]
Percent of Total Investments	3.40%
C000212351 | Banco Santander8648764
Holdings [Line Items]
Percent of Total Investments	3.30%
C000212351 | HDFC Bank8648851
Holdings [Line Items]
Percent of Total Investments	3.20%
C000212351 | Tencent Holdings8648802
Holdings [Line Items]
Percent of Total Investments	2.90%
C000212351 | BAE Systems PLC8648776
Holdings [Line Items]
Percent of Total Investments	2.80%
C000212351 | DBS Group Holdings8648842
Holdings [Line Items]
Percent of Total Investments	2.70%
C000212351 | Lloyds Banking Group PLC8648788
Holdings [Line Items]
Percent of Total Investments	2.70%
C000212351 | Shell PLC8648793
Holdings [Line Items]
Percent of Total Investments	2.60%
C000212351 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212351 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000212351 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000212351 | India
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212351 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212351 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000212351 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212351 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000212351 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000212351 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000212351 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000212351 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.10%